CONDENSED CONSOLIDATED BALANCE SHEET (March 31, 2021 unaudited) - Parenthetical - $ / shares	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Details
Common Stock, Par or Stated Value Per Share	$ 0.001	$ 0.001	$ 0.001
Common Stock, Shares Authorized	1,200,000,000	1,200,000,000	1,200,000,000
Common Stock, Shares, Issued	421,119,081	413,035,675	396,736,506
Common Stock, Shares, Outstanding	421,119,081	413,035,675	396,736,506